OPERATING SEGMENTS	6 Months Ended
Jul. 01, 2022
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS
Description of segments and principal activities
The Group derives its revenues through a single business activity, which is making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages. The Group’s Board continues to be its Chief Operating Decision Maker (CODM), which allocates resources and evaluates performance of its operating segments based on volume, revenue and comparable operating profit. Comparable operating profit excludes items impacting the comparability of period over period financial performance.

	Six Months Ended 1 July 2022			Six Months Ended 2 July 2021
	Europe	API	Total	Europe	API	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Revenue	6,451	1,829	8,280	5,385	533	5,918
Comparable operating profit[1]	825	226	1,051	631	60	691
Items impacting comparability[2]			(84)			(171)
Reported operating profit			967			520
Total finance costs, net			(63)			(64)
Non-operating items			(6)			(1)
Reported profit before tax			898			455
[1] Comparable operating profit includes comparable depreciation and amortisation of €273 million and €114 million for Europe and API respectively, for the six months ended 1 July 2022. Comparable depreciation and amortisation charges for the six months ended 2 July 2021 totalled €285 million and €36 million, for Europe and API respectively.
[2] Items impacting the comparability of period-over-period financial performance for 2022 primarily include restructuring charges of €95 million, partially offset by net insurance recoveries received of €12 million arising from the July 2021 flooding events. Items impacting the comparability for 2021 included restructuring charges of €92 million, acquisition and integration related costs of €40 million, inventory fair value step up related to acquisition accounting of €48 million and a positive impact of the closure of the GB defined benefit pension scheme of €9 million.

No single customer accounted for more than 10% of the Group’s revenue during the six months ended 1 July 2022 and 2 July 2021.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Six Months Ended
	1 July 2022	2 July 2021
Revenue	€ million	€ million
Great Britain	1,463	1,192
Germany	1,296	1,091
Iberia[1]	1,371	1,069
France[2]	1,017	896
Belgium/Luxembourg	511	454
Netherlands	329	266
Norway	208	200
Sweden	213	179
Iceland	43	38
Total Europe	6,451	5,385
Australia	1,102	328
New Zealand and Pacific Islands	302	85
Indonesia and Papua New Guinea	425	120
Total API	1,829	533
Total CCEP	8,280	5,918
[1] Iberia refers to Spain, Portugal & Andorra.
[2] France refers to continental France & Monaco.